Investment properties	12 Months Ended
Dec. 31, 2022
Investment Properties
Investment properties

13	Investment properties

	December 31, 2021	Additions	Depreciation	December 31, 2022

Investment properties	46,126	648	(48)	46,726

	December 31, 2020	Write-offs and disposals	Depreciation	December 31, 2021

Investment properties	46,274	(100)	(48)	46,126

	December 31, 2019	Transfers	Depreciation	December 31, 2020

Investment properties	47,562	(1,240)	(48)	46,274

As of December 31, 2022 and 2021, the market value of these properties was approximately R$386,000.